SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Schedule of reconciliation of Class A common stock reflected in the condensed balance sheet

Gross proceeds	$276,000,000
Less:
Proceeds allocated to public warrants	(10,626,000)
Class A common stock issuance costs	(15,239,420)
Plus:
Accretion of carrying value to redemption value	28,625,420
Class A common stock subject to possible redemption, December 31, 2021	278,760,000
Plus:
Accretion of carrying value to redemption value	242,995
Less:
Redemption	(269,528,286)
Class A ordinary shares subject to redemption, September 30, 2022	$9,474,709

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	$(10,626,000)
Class A common stock issuance costs	(15,239,420)
Plus:
Accretion of carrying value to redemption value	28,625,420
Class A common stock subject to possible redemption	$278,760,000

Reconciliation of net income per common share

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	Three Months Ended		Three Months Ended		Nine Months Ended		Nine Months Ended
	September 30, 2022		September 30, 2021		September 30, 2022		September 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$104,401	$767,907	$3,388,709	$847,177	$13,256,855	$5,555,069	$4,201,084	$1,050,271
Denominator:
Basic and diluted weighted average shares outstanding	938,090	6,900,000	27,600,000	6,900,000	16,466,455	6,900,000	27,600,000	6,900,000
Basic and diluted net income per common stock	$0.11	$0.11	$0.12	$0.12	$0.81	$0.81	$0.15	$0.15

	Year Ended		For the Period from July 20,
	December 31,		2020 (inception) through
	2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$7,366,307	$1,841,577	$(1,176,921)	$(2,907,579)
Denominator:
Basic and diluted weighted average shares outstanding	27,600,000	6,900,000	2,356,098	5,820,732
Basic and diluted net income (loss) per common stock	$0.27	$0.27	$(0.50)	$(0.50)